Schedule of ownership percentages (Details)		Dec. 31, 2021	Dec. 31, 2020
Campos novos energia s.a. [member]
Disclosure of subsidiaries [line items]
Headquarter		Brazil
Principal activity		Energy
Percentage of shares in joint operation		20.98%	20.98%
Cia. minera shalipayco s.a.c [member]
Disclosure of subsidiaries [line items]
Headquarter		Peru
Principal activity		Mining projects
Percentage of shares in joint operation		75.00%	75.00%
L.d.o.s.p.e. empreendimentos e participaes ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Energy
L.d.q.s.p.e. empreendimentos e participaes ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Energy
L.d.r.s.p.e. empreendimentos e participaes ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Energy
Minerao dardanelos ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Mining projects
Nexa recursos minerais s.a. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Directly
Headquarter		Brazil
Principal activity		Mining / Smelting
Minerao santa maria ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Mining projects
Pollarix s. a. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary	[1]	33.33%	33.33%
Type of control	[1]	Indirectly
Headquarter	[1]	Brazil
Principal activity	[1]	Holding and others
Karmin holding ltda [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Holding and others
Mineracao rio aripuana ltda [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Brazil
Principal activity		Holding and others
Votorantim metals canada inc. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		Canada
Principal activity		Holding and others
Nexa resources el porvenir s.a.c. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Headquarter		Peru
Principal activity		Mining
Minera pampa de cobre s.a.c [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Indirectly
Headquarter		Peru
Principal activity		Mining
Nexa resources cajamarquilla s.a. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		99.99%	99.99%
Type of control		Directly
Headquarter		Peru
Principal activity		Smelting
Nexa resources peru s.a.a. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		83.55%	83.55%
Type of control		Indirectly
Headquarter		Peru
Principal activity		Mining
Nexa resources atacocha s.a.a. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		66.62%	66.62%
Type of control		Indirectly
Headquarter		Peru
Principal activity		Mining
Nexa resources uk ltd.nexa uk [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Indirectly
Headquarter		United Kingdom
Principal activity		Mining
Nexa resources us. inc. [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	100.00%
Type of control		Directly
Headquarter		United States
Principal activity		Trading
Nexa resources uk ltd.nexa ecuador [member]
Disclosure of subsidiaries [line items]
Percentage of shares in subsidiary		100.00%	(0.00%)
Type of control		Directly
Headquarter		Ecuador
Principal activity		Holding and others

[1]	NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are indirectly owned by NEXA’s controlling shareholder, VSA.